Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	Note 19 — SUBSEQUENT EVENTS The Company is not aware of any subsequent events that would require adjustment to or disclosure in the consolidated financial statements.